Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments
Cash and cash equivalents	$ 715,376	$ 211,513	$ 342,065	$ 378,358
Retail | Minimum
Financial Instruments
Fair value assumption, interest rate	3.19%	7.25%
Retail | Maximum
Financial Instruments
Fair value assumption, interest rate	7.51%	7.25%
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	$ 715,376	$ 211,513
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	928,643	608,462
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	501,461	513,647
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	213,750
Book Value
Financial Instruments
Cash and cash equivalents	715,376	211,513
Book Value | Retail
Financial Instruments
Long-term debt	917,000	617,000
Book Value | Institutional
Financial Instruments
Long-term debt	533,015	$ 532,722
Book Value | Other
Financial Instruments
Long-term debt	$ 213,750